Financial instruments - fair values and risk management	12 Months Ended
Dec. 31, 2023
Financial instruments - fair values and risk management
Financial instruments - fair values and risk management

Note 26. Financial instruments – fair values and risk management

26.1 Measurement categories of financial instruments

For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price the Company would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities
●	Level 2: inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e. derived from prices).
●	Level 3: inputs for the asset or liability that are not based on observable market data (i.e., unobservable inputs).

The carrying amounts of trade and other receivables, deposits, trade payables except for those for capitalized sports data rights licenses, and other financial liabilities included in other liabilities, all approximate their fair values due to the short maturities of these financial instruments.

Bank loans and borrowings bore interest at variable rates. The Company assessed that their carrying amount is a reasonable approximation of fair value.

The fair values of interest-bearing financial assets measured at amortized cost equal the present values of their future estimated cash flows. These present values are calculated using market interest rates for the respective currencies and terms.

The following tables show the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. They do not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		As of December 31, 2023
in €‘000	Financial statement	Carrying
Description of Financial Instrument	classification	amount	Fair value	Level 1	Level 2	Level 3
Financial assets at FVTPL
Cash equivalents	Cash and cash equivalents	130,175	130,175	130,175	—	—
Financial assets at FVOCI
Equity investments	Other financial assets and other non-current assets	6,346	6,346	—	—	6,346
Total financial assets		136,521	136,521	130,175	—	6,346
Financial liabilities at FVTPL
Contingent consideration	Other liabilities and other non-current liabilities	15,369	15,369	—	—	15,369
Financial liabilities measured at amortized cost
Capitalized sport rights licenses	Trade payables – current and Trade payables – non-current	1,110,450	1,096,688	—	1,096,688	—
Total financial liabilities		1,125,819	1,112,057	—	1,096,688	15,369

		As of December 31, 2022
in €‘000	Financial statement	Carrying
Description of Financial Instrument	classification	amount	Fair value	Level 1	Level 2	Level 3
Financial assets at FVTPL
Cash equivalents	Cash and cash equivalents	124,344	124,344	124,344	—	—
Financial assets at FVOCI
Equity investment	Other financial assets and other non-current assets	2,820	2,820	—	—	2,820
Total financial assets		127,164	127,164	124,344	—	2,820
Financial liabilities measured at fair value
Contingent consideration	Other liabilities and other non-current liabilities	23,201	23,201	—	—	23,201
Financial liabilities measured at amortized cost
Capitalized sport rights licenses	Trade payables – current and Trade payables – non-current	413,168	401,867	—	401,867	—
Total financial liabilities		436,369	425,068	—	401,867	23,201

There were no transfers between Level 1, Level 2 and Level 3 during the years ended December 31, 2023 and 2022.

Level 3 recurring fair values

Following table shows a reconciliation from the opening balances to the closing balances for Level 3 fair values:

	Equity	Contingent
in €‘000	investments	consideration
Balance as of January 1, 2023	2,820	23,201
Additions	3,716	1,400
Payments	—	(8,575)
Net change in fair value – unrealized (included in OCI)	(190)	—
Net change in fair value – unrealized (included in Finance cost / income)	—	(657)
Balance as of December 31, 2023	6,346	15,369

	Equity	Contingent
in €‘000	investment	consideration
Balance as of January 1, 2022	2,605	8,436
Additions	—	18,800
Payments	—	(5,585)
Net change in fair value – unrealized (included in OCI)	215	—
Net change in fair value – unrealized (included in Finance cost / income)	—	1,550
Balance as of December 31, 2022	2,820	23,201

26.2 Financial risk management

The Company’s activities expose it to a variety of financial risks, including market risk, liquidity risk and credit risk. The Company’s senior management oversees the management of these risks. The Company’s senior management ensures that the Company’s financial risk activities are governed by appropriate processes and procedures and that financial risks are identified, measured and managed in accordance with the Company’s policies and risk objectives. The Company reviews and agrees on policies for managing each of these risks which are described below.

Financial risk management is carried out by the Company’s treasury department and the Chief Financial Officer (“CFO”) under policies approved by the Board of Directors. They identify, evaluate and hedge financial risks in close co-operation with the Company’s operating units and in particular cover foreign exchange risk, interest rate risk, credit risk, use or non-use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity.

26.3 Market risk

Market risks expose the Company primarily to the financial risks of changes in both foreign currency exchange rates and interest rates. The Company did not utilize derivative financial instruments to hedge risk exposures arising from its obligations denominated in non-Euro currencies in 2023, 2022 or 2021. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

26.4 Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure that it will have sufficient liquidity to meet its liabilities when such liabilities become due. The Company’s finance function closely monitors the cash flow and the Company’s liquidity.

The following tables show undiscounted contractual cash flows for financial liabilities as of December 31, 2023 and 2022:

	As of December 31, 2023
		Due between	Due after
	Due less than	one to five	five
in €‘000	one year	years	years	Total
Trade payables	231,582	705,753	497,514	1,434,849
Deferred & contingent consideration cash flows	8,376	7,197	—	15,573
Bank debt - contractual cash flows[1]	1,840	4,370	—	6,210
Lease liabilities cash flows	10,470	27,358	29,359	67,187
Other financial liabilities	4,553	—	—	4,553
Total	256,821	744,678	526,873	1,528,372

	As of December 31, 2022
		Due between	Due after
	Due less than	one to five	five
in €‘000	one year	years	years	Total
Trade payables	206,026	220,008	84,278	510,312
Deferred & contingent consideration cash flows	14,539	9,220	—	23,759
Bank debt - contractual cash flows[1]	1,840	6,211	—	8,051
Lease liabilities cash flows	6,083	13,646	3,146	22,875
Other financial liabilities	2,992	—	—	2,992
Total	231,480	249,085	87,424	567,989
[1]

For the €220.0 million unutilized RCF, the foreseeable interest expense will be €1.84 million per annum, based on the assumption the RCF remains undrawn and the Senior Secured Net Leverage Ratio remains equal to or less than 3.00:1.00. Refer to Note 21.

To service the above license payment commitments and other operational requirements, the Company is dependent on existing cash resources, cash generated from operations and borrowing facilities. Refer to Note 21 for further details.

26.5 Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to financial instruments fails to meet its contractual obligations. The Company is exposed to credit risk from its operating activities (primarily trade receivables), loans granted and its deposits with banks and financial institutions.

The carrying amounts of financial assets and contract assets represent the maximum credit exposure, refer to Note 26.1. At the reporting date, there are no arrangements which will reduce the maximum credit risk.

Impairment losses on financial assets and contract assets recognized in the consolidated statements of profit or loss and other comprehensive income are disclosed in Note 17 and Note 18.

As the Company’s risk exposure is mainly influenced by the individual characteristics of each customer, it continuously analyzes the creditworthiness of significant debtors. Due to its international operations and expanding business based on a diversified customer structure, the Company experiences an increasing but still low concentration of credit risk arising from trade receivables. The Company had for the years ended December 31, 2023, 2022 and 2021 no individual customer accounted for more than 10% of revenues. For banks and financial institutions, only parties with a high credit rating are accepted. Furthermore, the Company continuously tracks the financial information of the counterparties of loans granted.

The following table provides information about the exposure to credit risk and ECLs for loans receivable as of December 31, 2023 and 2022:

Loans receivable: exposure to credit risk and ECLs

		Weighted
	Gross carrying	average loss	Impairment	Credit-
in €‘000	amount	rate	loss allowance	impaired
Grades 1 - 6: Low risk (BBB- to AAA)	310	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	3,441	60.7%	(2,087)	no
Grade 12: Loss (D)	12,258	100.0%	(12,258)	yes
Total as of December 31, 2023	16,009		(14,345)
Grades 1 - 6: Low risk (BBB- to AAA)	359	0.0%	—	no
Grade 10: Substandard (B- to CCC-)	3,559	58.5%	(2,087)	no
Grade 12: Loss (D)	12,258	100.0%	(12,258)	yes
Total as of December 31, 2022	16,176		(14,345)

Credit risk arising from billing sports betting client accounts is mitigated by billing and collecting monies in advance. Customer accounts are suspended if an invoice remains unpaid two weeks after the beginning of the billed month. Credit risk arising from sports media accounts is mitigated by customer credit checks before services are rendered.

The following table provides information about the exposure to credit risk and ECLs for trade receivables from individual customers as of December 31, 2023 and 2022:

Trade receivables from individual customers: exposure to credit risk and ECLs

		Weighted
	Gross carrying	average loss	Impairment	Credit-
in €‘000	amount	rate	loss allowance	impaired
Current (not past due)	44,431	1.6%	(726)	no
1 to 60 days past due	20,279	2.8%	(562)	no
61 to 90 days past due	2,691	7.8%	(211)	no
More than 90 days past due	13,460	60.3%	(8,116)	yes
Total as of December 31, 2023	80,861		(9,615)

Current (not past due)	27,752	0.4%	(113)	no
1 to 60 days past due	26,326	1.3%	(334)	no
61 to 90 days past due	3,036	3.8%	(116)	no
More than 90 days past due	11,817	41.9%	(4,956)	yes
Total as of December 31, 2022	68,931		(5,519)

From 2022 to 2023, there is higher impairment loss allowance on trade receivables due to initiating credit risk management activities, which resulted in higher sales of past-due receivables to collection agencies.

As of December 31, 2023 and 2022, contract assets at the gross carrying amount of €61.2 million and €50.6 million, respectively, are measured at the same ECL probability as current, not past due trade receivables, which results in an ECL allowance of €0.4 million and €0.1 million, respectively, deducted from the contract assets.

26.6 Foreign currency risk

Currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. Foreign exchange risk arises from future commercial transactions and recognized financial assets and liabilities. The Company invoices more than 71% of its business in its functional currency. However, license rights are often purchased in foreign currencies and this exposes the Company to a significant risk from changes in foreign exchange rates; in particular, against the U.S. Dollar following the purchase of sports data and media rights by Sportradar AG. Furthermore, some of the subsidiaries operate in local currencies, mainly AUD, GBP, CHF, NOK and USD. Exchange rates are monitored by the Finance department on a monthly basis, to ensure that adequate measures are taken if fluctuations increase.

The transaction risk on foreign currency cash flows is monitored on an ongoing basis by the Company's treasury department. The main transaction risks are represented by the U.S. Dollar and Great Britain Pound, while other currencies pose minor sources of risk. As of December 31, 2023 and 2022, the Company’s net liability exposure in U.S. Dollars was €614.0 million and €35.1 million, respectively. As of December 31, 2023 and 2022, the Company’s net asset exposure in Great Britain Pound was €109.0 million and €49.3 million, respectively.

The following table provides the effects of a five and ten percent quantitative change of foreign currency exchange rates of the Euro against the exposed currencies as of December 31, 2023 and 2022, on profit or (loss):

	Year Ended December 31,
in €‘000	2023	2022
€ exchange rate +10%	(47,960)	1,934
€ exchange rate +5%	(23,980)	967
€ exchange rate -5%	23,980	(967)
€ exchange rate -10%	47,960	(1,934)

26.7 Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company does not actively manage its interest rate exposure.

The Company is mainly exposed to cash flow interest rate risk in conjunction with its borrowings, if any. The interest rate is based on market interest rate plus a margin which is based on the Senior Secured Net Leverage Ratio as defined in the Credit Agreement.

For the €220.0 million unutilized RCF, the foreseeable annual financing cost will be €1.8 million, based on the assumption the RCF remains undrawn and the Company Leverage Ratio remains equal to or less than 3.00:1.00.

Loans granted to customers (refer to Note 17) bore fixed interest. They do not expose the Company to any interest rate risk.